UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                     (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of May 31, 2015
				Value (Note 1)

EXCHANGE-TRADED FUND - 11.58%			Shares
SPDR S&P 500 ETF Trust			3,500	$738,990

Total Exchange-Traded Fund (Cost $580,738)				738,990

TREASURY BILLS - 62.69%	Principal	Yield	Maturity Date
United States Treasury Bill (a)	$ 2,000,000	0.000%	7/16/2015	1,999,974
United States Treasury Bill (a)	2,000,000	0.000%	8/20/2015	1,999,956
				3,999,930

Total Treasury Bills (Cost $3,999,951)				3,999,930

CALL OPTIONS PURCHASED - 4.36%	Number of Contracts	Exercise Price	Expiration Date
* S&P 500 Index Call Option	33	$ 2,025.00	6/12/2015	278,190
* S&P 500 Index Call Option	2	3,000.00	1/15/2016	70

Total Call Options Purchased (Cost $328,639)				278,260

PUT OPTIONS PURCHASED - 0.00%	Number of Contracts	Exercise Price	Expiration Date
* S&P 500 Index Put Option	2	$ 500.00	1/15/2016	70

Total Put Options Purchased (Cost $92)				70

SHORT-TERM INVESTMENT - 28.37%			Shares
§	Fidelity Institutional Money Market Funds, 0.10%		1,810,203	1,810,203

Total Short-Term Investment (Cost $1,810,203)				1,810,203

Total Value of Investments (Cost $6,719,623) - 107.00%				$6,827,453

Options Written (Premiums Received $564,968) - (8.52)%				(543,392)

Other Assets Less Liabilities - 1.52%				96,824

Net Assets - 100%				$6,380,885

* Non-income producing investment
§ Represents 7 day effective yield

(a)	All or a portion of this security is held in a margin account at the broker for options written.

				(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of May 31, 2015
					Value (Note 1)

CALL OPTIONS WRITTEN - 5.67%		Number of C ontracts	Exercise Price	Expiration Date
*	S&P 500 Index Call Option	10	$ 2,100.00	6/5/2015	$18,987
*	S&P 500 Index Call Option	5	$ 2,125.00	6/5/2015	2,825
*	S&P 500 Index Call Option	5	$ 2,135.00	6/5/2015	1,300
*	S&P 500 Index Call Option	10	$ 2,110.00	6/19/2015	21,800
*	S&P 500 Index Call Option	2	$ 500.00	1/15/2016	317,040
					361,952

	Total Call Options Written (Premiums Received $381,950)				361,952

PUT OPTIONS WRITTEN - 2.85%		Number of Contracts	Exercise Price	Expiration Date
*	S&P 500 Index Put Option	2	$ 3,000.00	1/15/2016	181,440

	Total Put Options Written (Premiums Received $183,018)				181,440

Total Options Written (Premiums Received $564,968)					$543,392

		Summary of Investments
			% of Net
			Assets	Value
		Exchange-Traded Fund	11.58%	$738,990
	Treasury Bills		62.69%	3,999,930
		Call Options Purchased	4.36%	278,260
		Put Options Purchased	0.00%	70
		Short-Term Investment	28.37%	1,810,203
		Call Options Written	-5.67%	(361,952)
		Put Options Written	-2.85%	(181,440)
		Liabilities in Excess of Other Assets	1.52%	96,824
	Total		100.00%	$6,380,885

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$182,158
Aggregate gross unrealized depreciation					(52,753)

Net unrealized appreciation					$129,405

					(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of May 31, 2015

Note 1 - Investment Valuation

The Arin Large Cap Theta Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Arin Large Cap Theta Fund

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2015

Note 1 - Investment Valuation - Continued

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  U.S. Treasury Bills are valued at the last trade price as of 4:00 p.m.  Investmetns in open-end companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g. if the exchange on which a security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as deetermined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Exchange-listed options are valued at the mean between bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are no readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchanged-Traded Fund	$738,990	$738,990	$-	$-
Treasury Bills	3,999,930	-	3,999,930	-
Call Options Purchased	278,260	-	278,260	-
Put Options Written	70	-	70	-
Short-Term Investment	1,810,203	1,810,203	-	-
Total Assets	$6,827,453	$2,549,193	$4,278,260	$-

Liabilities
Call Options Written	$361,952	$-	$361,952	$-
Put Options Written	181,440	-	181,440	-
Total Liabilities	$543,392	$-	$543,392	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Katherine M. Honey
Date: June 11, 2015	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: June 11, 2015	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: June 11, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Arin Large Cap Theta Fund